Aberdeen Funds: Summary Prospectus

Aberdeen U.S. Small Cap Equity Fund

(formerly, Aberdeen Small Cap Fund)

February 29, 2016, as amended and restated on October 19, 2016

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks. You can find the Fund's Prospectus, Statement of Additional Information, shareholder reports and other information about the Fund online at www.aberdeen-asset.us/literatureequity. You can also get this information at no cost by e-mailing a request to Investor.Services.US@aberdeen-asset.com, calling 866-667-9231 or asking your financial advisor. The Fund's Prospectus and Statement of Additional Information, both dated February 29, 2016, as amended March 9, 2016 and supplemented to date, and the independent registered public accounting firm's report and financial statements in the Fund's annual report, dated October 31, 2015, are incorporated by reference into this summary prospectus.

Fund Tickers

Class A: GSXAX  Class C: GSXCX  Class R: GNSRX  Institutional Class: GSCIX  Institutional Service Class: GSXIX

Objective

The Aberdeen U.S. Small Cap Equity Fund (formerly, Aberdeen Small Cap Fund) (the "U.S. Small Cap Equity Fund" or the "Fund") seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the U.S. Small Cap Equity Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds. More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds: Choosing a Share Class — Reduction and Waiver of Class A Sales Charges" section on page 200 of the Fund's prospectus and in the "Additional Information on Purchases and Sales — Waiver of Class A Sales Charges" and "Reduction of Sales Charges" sections on pages 154-156 of the Fund's Statement of Additional Information.

Shareholder Fees (Fees Paid Directly From Your Investment)	Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	0.50%[1]	1.00%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.86%	0.86%	0.86%	0.86%	0.86%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None	None
Other Expenses[2]	0.37%	0.37%	0.39%	0.36%	0.33%
Total Annual Fund Operating Expenses	1.48%	2.23%	1.75%	1.22%	1.19%
Less: Amount of Fee Limitations/Expense Reimbursements[3]	0.00%	0.08%	0.00%	0.07%	0.00%
Total Annual Fund Operating Expenses After Fee Limitations/ Expense Reimbursements	1.48%	2.15%	1.75%	1.15%	1.19%

1  Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 0.50% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

2  Other Expenses have been restated to reflect current fees.

3  Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.15% for all Classes of the Fund. This contractual limitation may not be terminated before February 28, 2017 without the approval of the Board of Trustees. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees, transfer agent out-of-pocket expenses for Class A Shares, Class R Shares and Institutional Service Class Shares and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid.

  Aberdeen U.S. Small Cap Equity Fund: Summary Prospectus as of February 29, 2016, as amended and restated on October 19, 2016  01

Example

This Example is intended to help you compare the cost of investing in the U.S. Small Cap Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the U.S. Small Cap Equity Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$717	$1,016	$1,336	$2,242
Class C shares	$318	$690	$1,188	$2,558
Class R shares	$178	$551	$949	$2,062
Institutional Class shares	$117	$380	$664	$1,471
Institutional Service Class shares	$121	$378	$654	$1,443

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$218	$690	$1,188	$2,558

Portfolio Turnover

The U.S. Small Cap Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29.43% of the average value of its portfolio.

Principal Strategies

As a non-fundamental policy, under normal circumstances, the U.S. Small Cap Equity Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by U.S. small-cap companies. A company is considered to be a U.S. company if Fund management determines that the company meets one or more of the following criteria: the company

•  is organized under the laws of, or has its principal office in the United States;

•  has its principal securities trading market in the United States;

•  alone or on a consolidated basis derives the highest concentration of its annual revenue or earnings or assets from goods produced, sales made or services performed in the United States; and/or

•  issues securities denominated in the currency of the United States.

The Fund considers small-cap companies to be companies that have market capitalizations similar to those of companies included in the

Russell 2000® Index at the time of investment. The range of the Russell 2000® Index was $14.78 million to $6.43 billion as of December 31, 2015. In addition, based on current market conditions, the Fund generally will not consider a company with a market capitalization in excess of $5 billion to be small-cap; however, this maximum capitalization may change with market conditions. Some companies may outgrow the definition of a small company after the Fund has purchased their securities or may no longer fall within the range of a reconstituted index. These companies continue to be considered small for purposes of the Fund's minimum 80% allocation to small company equities. The Fund also may invest in foreign securities and securities of larger companies. Equity securities include, but are not limited to, common stock, preferred stock and depositary receipts. If the Fund changes its 80% investment policy it will notify shareholders at least 60 days before the change and, if necessary, will change the name of the U.S. Small Cap Equity Fund.

While the Fund may sell a security if its market capitalization exceeds the definition of small-cap company, it is not required to sell solely because of that fact.

Principal Risks

The U.S. Small Cap Equity Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments — and therefore, the value of Fund shares — may fluctuate. These changes may occur because of:

Foreign Securities Risk — Foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Illiquid Securities Risk — Illiquid securities are assets which may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the Fund has valued the investment on its books and may include such securities as those not registered under U.S. securities laws or securities that cannot be sold in public transactions. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Illiquid securities and relatively less liquid securities may also be difficult to value.

The Fund employs proprietary procedures and tests using third-party and internal data inputs that seek to assess and manage the liquidity of its portfolio holdings. The Fund's procedures and tests take into account relevant market, trading and other factors, and monitor whether liquidity assessments should be adjusted based on changed market conditions. These procedures and tests are designed to assist the Fund in determining its ability to meet redemption requests in various market conditions. In light of the dynamic nature of markets, there can be no assurance that these procedures and tests will enable the Fund to ensure that it has sufficient liquidity to meet redemption requests.

Impact of Large Redemptions and Purchases of Fund Shares — Occasionally, shareholders may make large redemptions or purchases of Fund shares, which may cause the Fund to have to sell securities or invest additional cash. These transactions may adversely affect the Fund's performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of the Fund and result in credit line borrowing fees and/or

02  Aberdeen U.S. Small Cap Equity Fund: Summary Prospectus as of February 29, 2016, as amended and restated on October 19, 2016 overdraft charges to the Fund until the sales of portfolio securities necessary to cover the redemption request settle.

Market Risk — Deteriorating market conditions might cause a general weakness in the market that reduces the prices of securities in those markets in which the Fund invests.

Sector Risk — To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Securities Selection Risk — The investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Small-Cap Securities Risk — Stocks of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

If the value of the Fund's investments decreases, you may lose money.

For additional information regarding the above identified risks, see "Fund Details: Additional Information about Investments, Investment Techniques and Risks" in the prospectus.

Performance

The bar chart and table below can help you evaluate potential risks of the U.S. Small Cap Equity Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the table reflect the maximum sales charge for Class A. The returns in the bar chart do not reflect sales loads or account fees. If these amounts were reflected, returns would be less than those shown.

The table compares the Fund's average annual total returns to the returns of the Russell 2000® Index, a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

The returns presented for the U.S. Small Cap Equity Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The U.S. Small Cap Equity Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the U.S. Small Cap Equity Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The U.S. Small Cap Equity Fund and the Predecessor Fund have substantially similar investment objectives and strategies.

Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes.

Annual Total Returns–Class A Shares (Years Ended Dec. 31)

Highest Return: 23.73% – 3rd quarter 2009
Lowest Return: -31.39% – 4th quarter 2008

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns as of December 31, 2015

	1 Year	5 Years	10 Years
Class A shares–Before Taxes	2.06%	10.60%	6.88%
Class A shares–After Taxes on Distributions	2.06%	10.58%	6.40%
Class A shares–After Taxes on Distributions and Sales of Shares	1.16%	8.42%	5.56%
Class C shares–Before Taxes	6.58%	11.18%	6.78%
Class R shares–Before Taxes	8.07%	11.68%	7.28%
Institutional Class shares–Before Taxes	8.64%	12.28%	7.84%
Institutional Service Class shares– Before Taxes	8.63%	12.24%	7.86%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	-4.41%	9.19%	6.80%

Investment Adviser

Aberdeen Asset Management Inc. (the "Adviser") serves as the U.S. Small Cap Equity Fund's investment adviser.

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Portfolio Managers

The Fund is managed using a team-based approach, with the following team members being jointly and primarily responsible for the day-to-day management of the Fund:

Name	Title	Served on the Fund Since
Ralph Bassett, CFA®	Head of North American Equities	2008
Douglas Burtnick, CFA®	Deputy Head of North American Equities	2008
Jason Kotik, CFA®	Senior Investment Manager	2008
Joseph McFadden, CFA®	Investment Manager	2010

Purchase and Sale of Fund Shares

The Fund's minimum investment requirements are as follows:

Class A and Class C Shares
To open an account	$1,000
To open an IRA account	$1,000
Additional investments	$50
To start an Automatic Investment Plan	$1,000
Additional Investments (Automatic Investment Plan)	$50
Class R Shares
To open an account	No Minimum
Additional investments	No Minimum
Institutional Class Shares
To open an account	$1,000,000
Additional investments	No Minimum
Institutional Service Class Shares
To open an account	$1,000,000
Additional investments	No Minimum

Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or their spouses, children or immediate relatives), and generally do not apply to retirement plans, fee-based programs or omnibus accounts. Certain endowments, non-profits, and charitable organizations may also be eligible for waiver of minimum investment requirements. If you purchase shares through an intermediary, different minimum account requirements may apply. The Trust reserves the right to apply or waive investment minimums under certain circumstances.

Fund shares may be redeemed on each day that the New York Stock Exchange is open. Fund shares may be sold by mail or fax, by telephone or on-line.

Tax Information

The Fund's dividends and distributions are subject to federal income taxes and will be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or invest through a qualified employee benefit plan, retirement plan or other tax-deferred account, in which case your withdrawals from such account may be taxed as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

04  Aberdeen U.S. Small Cap Equity Fund: Summary Prospectus as of February 29, 2016, as amended and restated on October 19, 2016

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